Revenue (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue by Service Type

The following table disaggregates revenue by service type and the timing of when these services are provided to the member or customer:

	Three Months Ended March 31,
	2025	2024
Services transferred at a point in time:
Flights	$82,747	$76,119
Aircraft Management Services	765	—
Services transferred over time:
Memberships	1,056	1,468
MRO	1,761	1,490
Fractional ownership purchase price	1,796	895
	$88,125	$79,972

The following table disaggregates revenue by service type and the timing of when these services are provided to the member or customer:

	Year Ended December 31,
(in thousands)	2024	2023
Services transferred at a point in time:
Flights	$308,283	$303,299
Aircraft Management Services	1,942	—
Services transferred over time:
Memberships	4,005	5,458
MRO	7,166	4,606
Fractional ownership purchase price	5,877	1,999
	$327,274	$315,362

Schedule of Rollforward of Deferred Revenue

The following tables provide a rollforward of deferred revenue for the three months ended March 31, 2025:

Amount
Balance as of December 31, 2024	$149,517
Revenue recognized	76,370
Revenue deferred	(78,773)
Balance as of March 31, 2025	$147,114

The following tables provide a rollforward of deferred revenue:

(in thousands)	Amount
Balance as of December 31, 2022	$60,602
Revenue recognized	(185,908)
Revenue deferred	219,246
Balance as of December 31, 2023	93,940
Revenue recognized	(249,770)
Revenue deferred	305,346
Balance as of December 31, 2024	$149,517